STOCKHOLDERS DEFICIT (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Dividend yield		0.00%
Expected life	4 years 4 months 13 days	2 years
Minimum One [Member]
Expected annual volatility		307.00%
Discount rate		2.20%
Estimated fair value of the Company's common stock		$ 0.125
Maximum One [Member]
Expected annual volatility		311.00%
Discount rate		2.30%
Estimated fair value of the Company's common stock		$ 0.155